Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other paid-in equity	Translation adjustment	Pension measurement adjustment	Cash flow hedge	Retained losses	Non-controlling interests
Balance at Dec. 31, 2023	$ (5,269,483)	$ 2,253	$ (44,565)		$ 178,492	$ 4,203	$ (83)	$ 9,315	$ (5,422,822)	$ 3,724
Net income (loss)	(330,934)								(331,379)	445
Other comprehensive income (loss)	(15,167)					3,861		(19,017)		(11)
Total comprehensive income (loss)	(346,101)					3,861		(19,017)	(331,379)	434
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses	243,927	110	243,817
Conversion of Series C Preference Shares to ordinary shares	4,402,933	1,843	4,401,090
Issuance of ordinary shares for vesting of restricted share units		163			(163)
Ordinary shares withheld related to restricted share units	(124,109)			$ (124,109)
Dividend distribution	(18,229)								(18,229)
Dividend distribution by subsidiary to non-controlling interests	(720)								(113)	(607)
Stock based compensation	7,058				7,058
Income tax impact due to stock based compensation	11,655				11,655
Balance at Jun. 30, 2024	(1,093,069)	4,369	4,600,342	(124,109)	197,042	8,064	(83)	(9,702)	(5,772,543)	3,551
Balance at Dec. 31, 2024	(218,977)	4,479	5,008,513	(124,109)	213,329	5,296	(1,607)	(39,797)	(5,288,833)	3,752
Net income (loss)	333,785								333,575	210
Other comprehensive income (loss)	113,977					2,926		111,046		5
Total comprehensive income (loss)	447,762					2,926		111,046	333,575	215
Issuance of ordinary shares upon exercise of stock options	9,600	7	9,593
Dividend distribution by subsidiary to non-controlling interests	(867)								(95)	(772)
Stock based compensation	36,365				36,365
Income tax impact due to stock based compensation	4,437				4,437
Balance at Jun. 30, 2025	$ 278,320	$ 4,486	$ 5,018,106	$ (124,109)	$ 254,131	$ 8,222	$ (1,607)	$ 71,249	$ (4,955,353)	$ 3,195